CONVERTIBLE PROMISSORY NOTES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Convertible Promissory Notes Tables
Convertible promissory notes

	March 31, 2018	December 31, 2017

Convertible promissory notes totaling $1,900,000 due between November 11, 2017 and May 8, 2018, interest payable at 8% per annum; unsecured; principal and accrued interest convertible into common stock at the lower of $7.00 per share or the price per share of the latest closing of a debt or equity offering by the Company greater than $3,000,000; accrued interest due between November 11, 2017 and May 8, 2018	$1,900,000	$1,900,000
Convertible promissory notes totaling $2,025,000 due November 30, 2018, interest payable at 9% per annum; unsecured; principal and accrued interest convertible into common stock at either the price per share equal to the average closing price of the Company’s Common Stock on the OTC Markets for the five consecutive trading days prior to the delivery of a Notice of Conversion (“Optional Conversion”) or price per share equal to 75% of the price of the Company’s next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of the Company’s Common Stock or preferred stock and enables the Company to list its common stock on a national securities exchange; accrued interest to be paid quarterly beginning June 30, 2018	2,025,000	-
	3,925,000	1,900,000

Unamortized discount	(634,550)	(348,512)
Current portion of convertible promissory notes	3,290,450	1,551,488
Convertible promissory notes, less current portion	$-	$-

	December 31, 2017	December 31, 2016

Convertible promissory notes totaling $1,900,000 due between November 11, 2017 and May 8, 2018, interest payable at 8% per annum; unsecured; principal and accrued interest convertible into common stock at the lower of $7.00 per share or the price per share of the latest closing of a debt or equity offering by the Company greater than $3,000,000; accrued interest due between November 11, 2017 and May 8, 2018; convertible promissory notes totaling $1,300,000 were amended to extend the maturity date to March 31, 2018	$1,900,000	$-

	1,900,000	-
Unamortized discount	(348,512)	-
Convertible promissory notes	$1,551,488	$-